Income and Expenses Relating to Life Insurance Operations - Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Policyholders Account In Life Insurance Business [Abstract]
Reinsurance benefits	¥ 20,520	¥ 10,634	¥ 3,452
Reinsurance premiums	¥ (5,298)	¥ (5,119)	¥ (4,937)